Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2019
Employee Benefits
Schedule of net defined benefit liability and its components
	2019		2018

Balance at January 1	Ps.	1,355	1,283

Included in profit or loss:
Current service cost		424	441
Interest cost		123	92

Net cost of the period		547	533

Included in OCI:
Actuarial loss (gain)		(102)	(165)
Income tax effect		(26)	(71)

Other:
Benefits paid		(196)	(225)

Balance as of December 31	Ps.	1,630	1,355

Schedule of principal actuarial assumptions
	2019	2018	2017

Financial:
Future salary growth	6.6%	4.8%	4.5%
Discount rate	7.1%	9.2%	7.4%

Demographic:
Number of employees	654	684	622
Age average	35 years	35 years	36 years
Longevity average	3 years	2 years	2 years

Schedule of sensitivity analysis
	Effects at December 31, 2019		Effects at December 31, 2018

Increase / decrease in the discount rate
+0.50%	Ps.	(127)	(93)
-0.50%		115	103